Supplement dated June 30, 2017
to the Prospectuses of the following fund:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Mid Cap Value Fund	5/1/2017
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the "Summary of the Fund" or “Summary of Columbia VP - Mid Cap Value Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David Hoffman	Senior Portfolio Manager	Co-Lead Portfolio Manager	2013
Diane Sobin, CFA	Senior Portfolio Manager	Co-Lead Portfolio Manager	2013
Jonas Patrikson, CFA	Portfolio Manager	Co-Portfolio Manager	2014
Nicolas Janvier, CFA	Portfolio Manager	Co-Portfolio Manager	2015
Effective immediately, the information about the portfolio managers under the caption “Portfolio Managers” in the “More Information About the Fund" or “More Information About Columbia VP - Mid Cap Value Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David Hoffman	Senior Portfolio Manager	Co-Lead Portfolio Manager	2013
Diane Sobin, CFA	Senior Portfolio Manager	Co-Lead Portfolio Manager	2013
Jonas Patrikson, CFA	Portfolio Manager	Co-Portfolio Manager	2014
Nicolas Janvier, CFA	Portfolio Manager	Co-Portfolio Manager	2015
Mr. Hoffman joined one of the Columbia Management legacy firms or acquired business lines in 2001. Mr. Hoffman began his investment career in 1986 and earned a B.A. from Grinnell College and an M.A. from Columbia University.
Ms. Sobin joined Threadneedle, a Participating Affiliate, in 2011 as a portfolio manager. Prior to joining Threadneedle, Ms. Sobin worked as an investment professional for the Investment Manager or its predecessors from 2001 to 2011. Effective on or about July 17, 2017, Ms. Sobin will become a Columbia Management employee, which will have no impact on her role and responsibilities as a portfolio manager of the Fund. Ms. Sobin began her investment career in 1983 and earned a B.B.A. from Pace University.
Mr. Patrikson joined one of the Columbia Management legacy firms or acquired business lines in 2004. Mr. Patrikson began his investment career in 1990 and earned a B.A. from the University of Linkoping, Sweden.
Mr. Janvier joined Threadneedle, a Participating Affiliate, in 2014 as a portfolio manager. Prior to joining Threadneedle, Mr. Janvier worked as an investment professional for the Investment Manager or its predecessors from 2006 to 2014. Mr. Janvier began his investment career in 2000 and earned a B.A. from the University of Florida.
Shareholders should retain this Supplement for future reference.
S-6466-290 A (6/17)